Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

 Basic earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2020	2019	2018
Weighted average number of shares
Ordinary shares in issue (’000)	2,923,571	2,670,030	2,266,261
Adjustment for weighting of ordinary shares in issue (’000)	(194,680)	(162,447)	(2,404)
Weighted average number of shares (’000)	2,728,891	2,507,583	2,263,857
Profit/(loss) attributable to owners of Sibanye-Stillwater (SA rand million)	29,311.9	62.1	(2,499.6)
Basic EPS (cents)	1,074	2	(110)

12.2   Diluted earnings per share

Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.

Dilutive shares are the number of potentially dilutive ordinary shares that could be issued as a result of share awards granted to employees under the equity-settled share-based payment schemes (refer to note 6). As at 31 December 2018, these were antidilutive. The US$ Convertible Bond was converted during October 2020 and was antidilutive for the years ended 31 December 2020, 2019 and 2018.

	2020	2019	2018
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,728,891	2,507,583	2,263,857
Potential ordinary shares (’000)	49,061	71,371	-
Diluted weighted average number of shares (’000)	2,777,952	2,578,954	2,263,857
Diluted basic EPS (cents)	1,055	2	(110)

Headline earnings per share

Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

Reconciliation of profit/(loss) attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million - SA rand	Notes	Gross	Net of tax
2020
Profit attributable to owners of Sibanye-Stillwater			29,311.9
Gain on disposal of property, plant and equipment		(98.8)	(74.0)
Reversal of impairments	10	(121.4)	(121.5)
Derecognition of property, plant and equipment in Marathon project	14	37.0	28.0
Re-measurement items, attributable to non-controlling interest			1.1
Headline earnings			29,145.5
Headline EPS (cents)			1,068
2019
Profit attributable to owners of Sibanye-Stillwater			62.1
Gain on disposal of property, plant and equipment		(76.6)	(57.9)
Impairments	10	86.0	66.6
Impairment of equity accounted associate		21.0	21.0
Gain on acquisition	16.1	(1,103.0)	(1,103.0)
Re-measurement items, attributable to non-controlling interest			3.0
Headline earnings			(1,008.2)
Headline EPS (cents)			(40)
2018
Loss attributable to owners of Sibanye-Stillwater			(2,499.6)
Gain on disposal of property, plant and equipment		(60.2)	(47.9)
Impairments	10	3,041.4	2,530.9
Headline earnings			(16.6)
Headline EPS (cents)			(1)

12.4   Diluted headline earnings per share

Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2020	2019	2018
Diluted headline EPS (cents)	1,049	(40)	(1)